Aston Funds

(the “Trust”)

ASTON/TAMRO Small Cap Fund (the “Fund”)

Class N Shares and Class I Shares

Supplement dated January 12, 2016 to the Prospectus dated February 28, 2015, as supplemented on March 16, 2015, for Aston Funds (the “Prospectus”) and the Summary Prospectus dated March 2, 2015 for the Fund (together with the Prospectus, the “Prospectuses”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

ADOPTION OF OPERATING EXPENSE LIMITS

Effective January 12, 2016, the investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses, acquired fund fees and expenses, and sub-transfer agency, sub-accounting and shareholder service fees, through February 28, 2017, to the extent that operating expenses exceed 1.35% of the Fund’s average daily net assets with respect to Class N shares and 1.10% of the Fund’s average daily net assets with respect to Class I shares (the “Operating Expense Limit”). Prior to February 28, 2017, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of the Trust. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses for a class, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses, acquired fund fees and expenses, and sub-transfer agency, sub-accounting and shareholder service fees are at or below the Operating Expense Limit during the Recovery Period.

CHANGE IN SUBADVISER AND FUND NAME AND PROPOSED REORGANIZATION OF THE FUND WITH AND INTO AMG GW&K SMALL CAP GROWTH FUND

At a meeting held on January 11, 2016, the Board of Trustees of the Trust approved the appointment of GW&K Investment Management, LLC (“GW&K”) as subadviser to the Fund and the reorganization of the Fund with and into AMG GW&K Small Cap Growth Fund (the “Reorganization”), subject in each case to the approval of shareholders of the Fund. If approved by the shareholders of the Fund, the Reorganization will occur as soon as practicable after shareholder approval is obtained, estimated to be on or about June 1, 2016. Additional information about the Reorganization will be provided in the proxy solicitation materials for the Reorganization, which will be sent at a future date.

Effective as of February 1, 2016 (the “Effective Date”), the Board of Trustees of the Trust appointed GW&K as subadviser to the Fund on an interim basis until the shareholder vote is completed, and the Fund will change its name to ASTON Small Cap Fund. All of the assets of the Fund will be allocated to GW&K as of the Effective Date. The existing subadvisory agreement with TAMRO Capital Partners LLC will be terminated.

There is no change in the Fund’s current investment objective, principal investment strategies or management fees.

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As of the Effective Date, the following information replaces the information in the Prospectuses relating to the Fund’s subadviser and portfolio manager:

Management

GW&K Investment Management, LLC (“GW&K”) serves as the subadviser to the Fund. Mr. Daniel L. Miller, CFA, Partner and Director of Equities of GW&K, and Mr. Joseph C. Craigen, a Vice President of GW&K, serve as Portfolio Managers of the Fund. Mr. Miller and Mr. Craigen have served as the Fund’s Portfolio Managers since February 2016.

As of the Effective Date, the following information replaces the information in the Prospectus on page 108 relating to the Fund’s subadviser:

ASTON Small Cap Fund

GW&K Investment Management, LLC, 222 Berkeley Street, Boston, MA 02116, was founded in 1974. AMG indirectly owns a majority interest in GW&K. As of December 31, 2015, GW&K had assets of approximately $26.6 billion under management.

As of the Effective Date, the following information replaces the information in the Prospectus on page 111 relating to the Fund’s portfolio managers:

Daniel L. Miller, CFA

Portfolio Manager since February 2016. Mr. Miller joined GW&K in December 2008 as Partner and Director of Equities, responsible for overseeing all aspects of GW&K’s equity group, including portfolio management, research and trading. Mr. Miller spent 21 years at Putnam Investments, where he was Chief Investment Officer for the Specialty Growth Group from 1996 to 2004. After retiring from Putnam Investments in 2004, Mr. Miller worked as an investment consultant and financial consultant for various companies from 2004 to 2008, until he joined GW&K. Mr. Miller holds the Chartered Financial Analyst designation.

Joseph C. Craigen, CFA

Portfolio Manager since February 2016. Mr. Craigen joined GW&K in 2008 and is a Vice President. He is a member of the GW&K Equity team analyzing small cap companies and is also a member of the firm’s Investment Committee. He started his investment career as an Equity Research Associate at Tucker Anthony from 1999 to 2001, and later held positions as an Equity Analyst at Needham & Company from 2001 to 2005 and at Citizens Funds from 2005 to 2008. Mr. Craigen holds the Chartered Financial Analyst designation.

For more information, please call Aston Funds: 800-992-8151 or visit our website at www.astonfunds.com.

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Aston Funds

ASTON/TAMRO International Small Cap Fund (the “Fund”)

Supplement dated January 12, 2016 to the Prospectus dated December 19, 2014 and the Summary Prospectus dated December 31, 2014 for the Fund (collectively, the “Prospectuses”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

At a meeting held on January 11, 2016, the Board of Trustees of Aston Funds approved a plan to liquidate and terminate the Fund (the “Liquidation”), which is expected to occur on or about February 1, 2016 (the “Liquidation Date”). Starting on or about January 13, 2016, it is expected that the Fund will begin selling its portfolio investments and will invest the proceeds in cash and cash equivalents, in anticipation of the Liquidation. Proceeds of the Liquidation are expected to be distributed to shareholders of the Fund promptly following the Liquidation Date in full redemption of each shareholder’s shares of the Fund.

Effective January 13, 2016, the Fund will no longer accept investments, except for investments made through existing asset allocation programs investing in the Fund, and shares purchased pursuant to automatic investment programs, such as automatic investments through 401(k) plans and reinvestments of any dividends and distributions. Those shareholders investing in the Fund through one of the exceptions described above may continue to purchase shares of the Fund provided that such transactions settle prior to the Liquidation Date.

Shortly after the transition to cash, the Fund intends to distribute its accumulated net capital gains and net investment income, if any, to shareholders of the Fund; these distributions may be taxable to shareholders who do not hold their shares in a tax-advantaged account such as an IRA or 401(k).

For more information, please call Aston Funds: 800-992-8151 or visit our website at www.astonfunds.com.

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Aston Funds

(the “Trust”)

ASTON/TAMRO Small Cap Fund (the “Fund”)

Class N Shares and Class I Shares

Supplement dated January 12, 2016

to the Statement of Additional Information dated February 28, 2015

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with the Statement of Additional Information. Keep it for future reference.

CHANGE IN SUBADVISER AND FUND NAME AND PROPOSED REORGANIZATION OF THE FUND WITH AND INTO AMG GW&K SMALL CAP GROWTH FUND

At a meeting held on January 11, 2016, the Board of Trustees of the Trust approved the appointment of GW&K Investment Management, LLC (“GW&K”) as subadviser to the Fund and the reorganization of the Fund with and into AMG GW&K Small Cap Growth Fund (the “Reorganization”), subject in each case to the approval of shareholders of the Fund. If approved by the shareholders of the Fund, the Reorganization will occur as soon as practicable after shareholder approval is obtained, estimated to be on or about June 1, 2016. Additional information about the Reorganization will be provided in the proxy solicitation materials for the Reorganization, which will be sent at a future date.

Effective as of February 1, 2016 (the “Effective Date”), the Board of Trustees of the Trust appointed GW&K as subadviser to the Fund on an interim basis until the shareholder vote is completed, and the Fund will change its name to ASTON Small Cap Fund. All of the assets of the Fund will be allocated to GW&K as of the Effective Date. The existing subadvisory agreement with TAMRO Capital Partners LLC will be terminated.

As of the Effective Date, the following information replaces the similar paragraph on page 118 of the Statement of  Additional Information relating to the Fund’s subadviser and portfolio managers:

GW&K Investment Management, LLC (“GW&K”)

GW&K is the subadviser to the ASTON Small Cap Fund. GW&K was founded in 1974 and is located at 222 Berkeley Street, Boston, Massachusetts 02116. AMG indirectly owns a majority interest in GW&K.

The table below shows other accounts for which the portfolio managers of the Fund are jointly and primarily responsible for the day-to-day portfolio management as of December 31, 2015.

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	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance
Daniel L. Miller, CFA
Registered Investment Companies	4	$452	0	0
Other Pooled Investment Vehicles	1	$128	0	0
Other Accounts	5,436	$3,665	1	$183

Joseph C. Craigen, CFA
Registered Investment Companies	2	43	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	119	101	0	0

Material Conflicts of Interest. GW&K’s portfolio managers simultaneously manage multiple types of portfolios, including separate accounts, wrap fee programs and sub advised mutual funds, according to the same or a similar investment strategy as the Fund. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Fund managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or funds but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for portfolio managers (see “Compensation” below) generally does not provide any incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others.

While GW&K has policies and procedures to help ensure accounts are treated fairly and equitably over time, not all accounts within a strategy will be managed the same at all times. Different client guidelines and/or differences within the investment strategies may lead to the use of different investment practices for accounts within the same or similar investment strategy.

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Compensation. Portfolio manager compensation is a formula that balances investment management results and growth of the product. Compensation is comprised of a fixed base salary which is determined by the individual’s experience and position relative to market data, as well as a bonus that incorporates 3 components:

•	Performance (of strategies managed by the portfolio manager based on composite returns) Relative to Peers

•	Risk-Adjusted Performance (of strategies managed by the portfolio manager based on composite returns) Relative to applicable Benchmarks

•	Discretionary

The bonus is not based specifically on the performance of the Fund nor is it based specifically on the assets held by the Fund.

As of the Effective Date, the following information replaces the information in the Statement of Additional Information on page 120 relating to the Fund’s portfolio managers’ ownership of securities:

Ownership of Securities. The table below shows the dollar range of equity securities in the Fund beneficially owned by the Fund’s portfolio managers as of December 31, 2015.

	Portfolio Manager	Dollar Range of Securities in the Fund
ASTON Small Cap Fund	Daniel L. Miller	None

	Joseph C. Craigen	None

For more information, please call Aston Funds: 800-992-8151 or visit our website at

www.astonfunds.com

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